Inventories (Tables)	12 Months Ended
Mar. 31, 2024
Classes of current inventories [abstract]
Summary of Inventories
Inventories are comprised of the following:

	Yen in millions
	March 31
	2023	2024
Finished products	1,028,614	1,028,359
Work in process	244,140	314,020
Raw materials, purchased components and supplies	195,288	176,265

Inventories	1,468,042	1,518,644